Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2024		December 31, 2023
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Convertible debentures	Level 1	129,106	168,949	129,750	160,072
Financing obligations	Level 2	197,018	196,240	162,266	159,900
Mortgage	Level 2	27,600	23,993	28,429	22,780

Schedule of reconciliation of level 3 recurring fair value measurements
Reconciliation of Level 3 recurring fair value measurements:

	December 31, 2024	December 31, 2023
Balance, beginning of period	$115,857	$3,862
Additions to level 3	—	114,096
Changes in fair value recognized in earnings	53,206	4,681
Changes in foreign exchange rates	(1,508)	3,587
Payments	(39,689)	(10,369)
Balance, end of the period	$127,866	$115,857

Schedule of credit risk
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2024	2023
Customer A	27%	8%
Customer B	25%	23%
Customer C	11%	27%
Customer D	2%	20%
The following customers represented 10% or more of accounts receivable and contract assets:

	December 31, 2024	December 31, 2023
Customer 1	23%	2%
Customer 2	20%	22%
Customer 3	6%	16%
Customer 4	6%	13%

Schedule of maximum exposure to credit risk for accounts receivable and contract assets
The Company’s exposure to credit risk for accounts receivable and contract assets is as follows:

	December 31, 2024	December 31, 2023
Trade accounts receivable	$69,411	$65,386
Holdbacks	791	363
Accrued trade receivables	71,933	16,556
Contract receivables, included in accounts receivable	$142,135	$82,305
Other receivables	23,935	15,550
Total accounts receivable	$166,070	$97,855
Contract assets	4,135	35,027
Total	$170,205	$132,882

Schedule of trade receivables and holdbacks aging	As at December 31, 2024, and December 31, 2023, trade receivables and holdbacks are aged as follows:

	December 31, 2024	December 31, 2023
Not past due	$61,443	$53,007
Past due 1-30 days	7,547	8,790
Past due 31-60 days	521	1,772
More than 61 days	691	2,180
Total	$70,202	$65,749